Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right-of-use assets and operating lease liabilities

	As of December 31,
	2022	2021
Assets
Right-of-use assets	$2,827	$3,920

Liabilities
Current lease liabilities	1,880	1,675
Non-current lease liabilities	1,826	3,770
Total liabilities	$3,706	$5,445

Schedule of operating lease expense

	2022	2021
Lease expense
Operating lease expense	$1,631	$1,507
Short-term lease expense	419	601
Less: Sublease income	(802)	(802)
Total lease expense	$1,248	$1,306

Schedule of reconciliation to the amount of the liabilities

Years Ending December 31,
2023	$2,276
2024	1,228
2025	151
2026	152
2027	154
Thereafter	578
Total minimum lease payments	4,539
Less: Imputed interest	(833)
Total operating lease liabilities	$3,706